Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company'S Open Risk Management Positions (Detail) $ in Millions	Jun. 30, 2022 CAD ($) $ / bbl
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ 0
Decrease	$ 0
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50
Increase	$ (9)
Decrease	$ 9
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase	$ (3)
Decrease	$ 3
Commodity price risk | Power Commodity
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	20.00
Increase	$ 33
Decrease	$ (33)
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	0.05
Increase	$ 33
Decrease	$ (37)